UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        06-30-2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     July 19, 2006
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            141
                                                           --------------------

Form 13F Information Table Value Total:                     $  209,208
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5020    62146 SH       SOLE                    62146
AT&T Inc.                      Com              00206R102     2750    98605 SH       SOLE                    98605
Abbott Labs                    Com              002824100     1212    27784 SH       SOLE                    27784
Adesa Inc                      Com              00686U104      567    25513 SH       SOLE                    25513
Air Prods & Chems Inc          Com              009158106     3212    50254 SH       SOLE                    50254
Alcoa Inc                      Com              013817101     2680    82825 SH       SOLE                    82225               600
Allete Inc                     Com              018522102      418     8829 SH       SOLE                     8829
Altria Group Inc               Com              02209S103      912    12418 SH       SOLE                    12418
AmSouth Bancorp                Com              032165102     1291    48810 SH       SOLE                    48810
Amdocs Ltd                     Com              G02602103      838    22905 SH       SOLE                    22905
American Express Co            Com              025816109      357     6714 SH       SOLE                     6714
American Intl Group            Com              026874107     1063    17994 SH       SOLE                    17994
Amgen Inc                      Com              031162100     2643    40525 SH       SOLE                    40525
Anheuser Busch Cos Inc         Com              035229103      618    13550 SH       SOLE                    13550
Aqua America Inc               Com              03836W103     1128    49480 SH       SOLE                    49480
Archer Daniels Midland         Com              039483102      234     5664 SH       SOLE                     5664
Automatic Data Process         Com              053015103     3243    71510 SH       SOLE                    71210               300
Avery Dennison Corp            Com              053611109     1074    18500 SH       SOLE                    18500
Avon Prods Inc                 Com              054303102      297     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3280    47121 SH       SOLE                    47121
Bank Of America Corp           Com              060505104     3777    78524 SH       SOLE                    78080               444
Baxter International           Com              071813109      283     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109     1115    20070 SH       SOLE                    20070
Becton Dickinson & Co          Com              075887109     1805    29535 SH       SOLE                    29535
Bellsouth Corp                 Com              079860102      805    22227 SH       SOLE                    22227
Berkshire Hathaway Cl B        Com              084670207      408      134 SH       SOLE                      134
Black & Decker Corp            Com              091797100      743     8800 SH       SOLE                     8800
Blackrock Municipal Target Ter Com              09247M105      157    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105      860    10500 SH       SOLE                    10500
Boston Scientific              Com              101137107      185    10986 SH       SOLE                    10986
Bristol Myers Squibb           Com              110122108     1426    55128 SH       SOLE                    55128
Burlington Nrthn Santa         Com              12189T104      375     4728 SH       SOLE                     4728
Cabot Corp                     Com              127055101     1645    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      384    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      231     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      276     3700 SH       SOLE                     3700
Centurytel Inc                 Com              156700106      353     9493 SH       SOLE                     9493
Chevron Corp                   Com              166764100     6295   101428 SH       SOLE                   101243               185
Chubb Corp                     Com              171232101     2193    43954 SH       SOLE                    43954
Cigna Corp                     Com              125509109      496     5033 SH       SOLE                     5033
Cisco Sys Inc                  Com              17275R102      706    36150 SH       SOLE                    35750               400
Citigroup Inc                  Com              172967101     3935    81564 SH       SOLE                    81564
Citrix Systems                 Com              177376100     1415    35290 SH       SOLE                    35290
Coca Cola Co                   Com              191216100     1059    24606 SH       SOLE                    24606
Colgate Palmolive Co           Com              194162103      964    16100 SH       SOLE                    16100
Comcast Corp Cl A Spl          Com              20030N200      453    13834 SH       SOLE                    13834
Commerce Bancshares            Com              200525103      339     6767 SH       SOLE                     6767
Computer Sciences Corp         Com              205363104      301     6200 SH       SOLE                     6200
ConAgra Foods Inc              Com              205887102      459    20760 SH       SOLE                    20360               400
Conocophillips                 Com              20825C104      879    13418 SH       SOLE                    13130               288
Corning Inc                    Com              219350105      585    24175 SH       SOLE                    24175
DB Commodity Index Tracking Fd Com              240225102      266    10500 SH       SOLE                    10500
DJ US Healthcare Sector iShare Com              464287762     1144    18919 SH       SOLE                    18919
Deere & Co                     Com              244199105      250     2992 SH       SOLE                     2992
Dentsply International         Com              249030107      212     3500 SH       SOLE                     3500
Disney Walt Co                 Com              254687106     1365    45505 SH       SOLE                    45505
Dominion Res Va                Com              25746U109     1152    15401 SH       SOLE                    15401
Du Pont E I De Nemours         Com              263534109     2044    49144 SH       SOLE                    49144
Duke Energy Corp               Com              26441C105     1449    49320 SH       SOLE                    49320
Duke Realty Corp               Com              264411505      220     6250 SH       SOLE                     6250
E M C Corp Mass                Com              268648102      654    59628 SH       SOLE                    59628
Embraer Empresa Brasileria ADR Com              29081M102      330     9050 SH       SOLE                     9050
Emerson Electric Co            Com              291011104     4676    55792 SH       SOLE                    55492               300
Exxon Mobil Corp               Com              30231G102    12823   209010 SH       SOLE                   209010
FPL Group Inc                  Com              302571104     1333    32210 SH       SOLE                    31808               402
Fortune Brands Inc             Com              349631101      325     4575 SH       SOLE                     4575
Gannett Inc                    Com              364730101      356     6364 SH       SOLE                     6264               100
General Elec Co                Com              369604103     8133   246758 SH       SOLE                   246758
Glaxo SmithKline ADR           Com              37733W105      693    12419 SH       SOLE                    12419
Harley Davidson Inc            Com              412822108     1704    31035 SH       SOLE                    31035
Heinz H J Co                   Com              423074103     1180    28620 SH       SOLE                    28620
Home Depot Inc                 Com              437076102     1308    36550 SH       SOLE                    36550
Ingersoll-Rand Co Cl A         Com              G4776G101     1993    46590 SH       SOLE                    46590
Intel Corp                     Com              458140100     1007    52990 SH       SOLE                    52990
International Bus Mach         Com              459200101     4780    62226 SH       SOLE                    62126               100
Ishares MSCI EAFE Index Fd     Com              464287465     2238    34225 SH       SOLE                    34225
Ishares MSCI Japan Index Fd    Com              464286848     2012   147530 SH       SOLE                   147530
Ishares MSCI Pacific Ex-Japan  Com              464286665      719     6700 SH       SOLE                     6700
Ishares Tr DJ Us Tech Sec      Com              464287721     1811    38160 SH       SOLE                    38160
Ishares Tr S&P 100 Index       Com              464287101      579     9980 SH       SOLE                     9980
Ishares Tr S&P 500 Growth Inde Com              464287309     3604    61705 SH       SOLE                    61705
Ishares Tr S&P Small Cap 600   Com              464287804     1261    20300 SH       SOLE                    20300
JPMorgan Chase & Co            Com              46625H100     3818    90914 SH       SOLE                    90414               500
Johnson & Johnson              Com              478160104    10871   181431 SH       SOLE                   181431
Johnson Ctls Inc               Com              478366107      488     5933 SH       SOLE                     5933
Kimberly Clark Corp            Com              494368103     1689    27368 SH       SOLE                    27368
Koninkijke Philips Elec Reg Sh Com              500472303      327    10504 SH       SOLE                    10504
Lehman Bros Holdings           Com              524908100     1873    28756 SH       SOLE                    28756
Liberty All-Star Equity Fd     Com              530158104      102    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      239     5400 SH       SOLE                     5400
Lilly Eli & Co                 Com              532457108      387     7000 SH       SOLE                     7000
Lucent Technologies            Com              549463107      128    52848 SH       SOLE                    52848
MBIA Inc                       Com              55262C100      588    10050 SH       SOLE                    10050
Malaysia Webs - EWM            Com              464286830      177    24250 SH       SOLE                    24250
Marathon Oil Corp              Com              565849106      641     7700 SH       SOLE                     7700
Marshall & Ilsley Corp         Com              571834100     1467    32064 SH       SOLE                    32064
McDonald's Corp                Com              580135101      608    18100 SH       SOLE                    18100
McGraw-Hill Inc                Com              580645109      337     6700 SH       SOLE                     6700
Medco Health Solutions         Com              58405U102      836    14592 SH       SOLE                    14168               424
Medtronic Inc                  Com              585055106     1880    40074 SH       SOLE                    39874               200
Mellon Finl Corp               Com              58551A108      795    23084 SH       SOLE                    23084
Merck & Co Inc                 Com              589331107     1800    49408 SH       SOLE                    49408
Merrill Lynch & Co Inc         Com              590188108     1314    18886 SH       SOLE                    18886
Microsoft Corp                 Com              594918104     2737   117489 SH       SOLE                   117489
Midcap Spdr Tr Ser 1           Com              595635103     2066    14846 SH       SOLE                    14846
Morgan Stanley                 Com              617446448      436     6892 SH       SOLE                     6892
Motorola Inc                   Com              620076109      863    42850 SH       SOLE                    42850
Norfolk Southern Corp          Com              655844108      889    16697 SH       SOLE                    16697
PNC Finl Svcs Group            Com              693475105      610     8692 SH       SOLE                     8692
PPG Inds Inc                   Com              693506107      525     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      599    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      535    19100 SH       SOLE                    19100
Parkvale Financial             Com              701492100      230     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     4696    78222 SH       SOLE                    78222
Pfizer Inc                     Com              717081103     2049    87290 SH       SOLE                    87290
Procter & Gamble Co            Com              742718109     5684   102225 SH       SOLE                   102225
Progress Energy Inc            Com              743263105      346     8075 SH       SOLE                     8075
Rohm & Haas Co                 Com              775371107      475     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206      784    11700 SH       SOLE                    11700
Schering Plough Corp           Com              806605101      353    18567 SH       SOLE                    18567
Schlumberger Ltd               Com              806857108      980    15050 SH       SOLE                    14650               400
Spdr Tr Unit Ser 1             Com              78462F103      250     1965 SH       SOLE                     1965
Sprint Nextel Corp             Com              852061100      398    19927 SH       SOLE                    19927
State Str Corp                 Com              857477103      944    16245 SH       SOLE                    16245
Suntrust Bks Inc               Com              867914103      372     4884 SH       SOLE                     4884
Sysco Corp                     Com              871829107      605    19800 SH       SOLE                    19800
Target Corp                    Com              87612E106      752    15390 SH       SOLE                    15090               300
Texas Instruments              Com              882508104     2978    98305 SH       SOLE                    97905               400
The Hershey Company            Com              427866108      220     4000 SH       SOLE                     4000
Union Pac Corp                 Com              907818108      652     7010 SH       SOLE                     7010
United Parcel Svc Cl B         Com              911312106     1550    18825 SH       SOLE                    18825
United Technologies Cp         Com              913017109     1027    16200 SH       SOLE                    16200
Vanguard Index Tr Stk Mkt ETF  Com              922908769     3100    24545 SH       SOLE                    24545
Verizon Comm                   Com              92343V104     4000   119432 SH       SOLE                   118832               600
Wachovia Corp                  Com              929903102     3258    60247 SH       SOLE                    60247
Wal Mart Stores Inc            Com              931142103      455     9454 SH       SOLE                     9454
Wells Fargo & Co               Com              949746101      586     8730 SH       SOLE                     8730
Wyeth                          Com              983024100     2509    56507 SH       SOLE                    56207               300
Van Kampen Amer Tr Invt Grde N Pfd              920933207      300       12 SH       SOLE                       12
Ishares Tr 1-3 Yr Tr Index     Com              464287457      421     5283 SH       SOLE                     5283
Ishares Tr GS Corp Bd          Com              464287242      246     2382 SH       SOLE                     2382